Long-term debt	12 Months Ended
Jan. 31, 2012
Long-term debt [Text Block]	NOTE 5 – Long-term debt

Note payable to Ford Credit payable in monthly installments of $544 including interest at a fixed rate of 9.49% through maturity in February 2016. Principal balance at January 31, 2012 and 2011 is $22,024 and $25,787, respectively. Carrying amount of a vehicle that serves as collateral is $29,447 and $36,966 at January 31, 2012 and 2011, respectively.

The following is a summary of the principal maturities of long-term debt during the next five years:

For the twelve months ended January 31,
2013	$4,631
2014	5,090
2015	5,594
2016	6,148
2017	561
22,024
Less current maturities	(4,631)
$17,393